Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Summary of Share Options Outstanding, Expiry Dates and Exercise Prices (Details) - $ / shares
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	January 1st, March 1st, March 2nd, March 11th, March 12th, March 15th, March 29th, ;May 11th, ;May 18 and December 9th	January 31st, August 24th, November 15th and November 23rd
Share options and RSUs outstanding	4,032,345	17,361,000
Weighted average remaining contractual life of restricted share units and share options outstanding at end of the period	4 years 2 months 26 days	4 years 7 days
Employee Share Purchase Plan Grant Date August 1st, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 1st, 2018
Vesting period	3 years
Expiry date	Aug. 01, 2021
Exercise price (U.S. Dollars per A Share)	$ 0.74
Share options and RSUs outstanding	90,500	271,500
Employee Share Purchase Plan Grant Date October 1st, 2019
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	October 1st, 2019
Vesting period	3 years
Expiry date	Oct. 01, 2022
Exercise price (U.S. Dollars per A Share)	$ 2.18
Share options and RSUs outstanding	90,000	135,000
Employee Share Purchase Plan Grant Date January 31st, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	January 31st, 2020
Vesting period	1 year
Expiry date	Dec. 31, 2024
Exercise price (U.S. Dollars per A Share)	$ 2.04
Share options and RSUs outstanding		15,459,000
Employee Share Purchase Plan Grant Date August 24th, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 24th, 2020
Vesting period	5 years
Expiry date	Aug. 24, 2025
Exercise price (U.S. Dollars per A Share)	$ 3.30
Share options and RSUs outstanding	835,000	835,000
Employee Share Purchase Plan Grant Date November 15th, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 15th, 2020
Vesting period	4 years
Expiry date	Nov. 15, 2024
Exercise price (U.S. Dollars per A Share)	$ 4.15
Share options and RSUs outstanding	135,000	135,000
Employee Share Purchase Plan Grant Date November 23rd, 2020
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 23rd, 2020
Vesting period	5 years
Expiry date	Nov. 23, 2025
Exercise price (U.S. Dollars per A Share)	$ 3.88
Share options and RSUs outstanding	525,500	525,500
Employee Share Purchase Plan Grant Date January 1st, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	January 1st, 2021
Vesting period	5 years
Expiry date	Jan. 01, 2026
Exercise price (U.S. Dollars per A Share)	$ 3.88
Share options and RSUs outstanding	210,000
Employee Share Purchase Plan Grant Date March 1st, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 1st, 2021
Vesting period	1 year
Expiry date	Mar. 01, 2022
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	5,500
Employee Share Purchase Plan Grant Date March 2nd, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 2nd, 2021
Vesting period	5 years
Expiry date	Mar. 02, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	10,000
Employee Share Purchase Plan Grant Date March 11th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 11th, 2021
Vesting period	5 years
Expiry date	Mar. 11, 2026
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	1,031,000
Employee Share Purchase Plan Grant Date March 11th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 11th, 2021
Vesting period	5 years
Expiry date	Mar. 11, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	36,000
Employee Share Purchase Plan Grant Date March 12nd, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 12nd, 2021
Vesting period	5 years
Expiry date	Mar. 12, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	7,000
Employee Share Purchase Plan Grant Date March 15th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 15th, 2021
Vesting period	5 years
Expiry date	Mar. 15, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	7,500
Employee Share Purchase Plan Grant Date March 29th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	March 29th, 2021
Vesting period	5 years
Expiry date	Mar. 29, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	10,000
Employee Share Purchase Plan Grant Date May11th2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 11th, 2021
Vesting period	5 years
Expiry date	May 11, 2026
Exercise price (U.S. Dollars per A Share)	$ 7.44
Share options and RSUs outstanding	927,500
Employee Share Purchase Plan Grant Date May 11th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 11th, 2021
Vesting period	3 years
Expiry date	May 11, 2024
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	22,500
Employee Share Purchase Plan Grant Date May 18th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 18th, 2021
Vesting period	5 years
Expiry date	May 18, 2026
Exercise price (U.S. Dollars per A Share)	$ 16.17
Share options and RSUs outstanding	10,000
Employee Share Purchase Plan Grant Date December 9th, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	December 9th, 2021
Vesting period	5 years
Expiry date	Dec. 09, 2026
Exercise price (U.S. Dollars per A Share)	$ 0.002
Share options and RSUs outstanding	79,345